Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2013
VALUE EQUITY
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Value Equity Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Equity Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities, which can include stock, stock futures, rights, warrants or securities convertible into stock. The Fund is diversified and focuses on large- and medium-sized U.S. companies whose stocks are considered by the Fund’s Sub-Advisers to be value stocks. Value stocks are generally those that are trading at prices that the Sub-Advisers believe are below what the stocks are worth or that may be out of favor with investors.
  These stocks typically have lower price-to-earnings ratios, lower asset valuations and/or higher dividend yields relative to the U.S. market as a whole.
  The Fund may invest to a lesser extent in American Depositary Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. Each Sub-Adviser uses different investment styles to identify securities it believes are undervalued or are generally out of favor with investors. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company’s value or the factors that the Sub-Adviser believed would increase the price does not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  Medium-sized company stocks have historically been subject to greater investment risk than large-company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.
  The Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 18.04% 6/2003	Worst Quarter: (21.00)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
VALUE EQUITY | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.64%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.68%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	216
5 Years	rr_ExpenseExampleYear05	377
10 Years	rr_ExpenseExampleYear10	845
One Year	rr_AverageAnnualReturnYear01	17.47%
Five Years	rr_AverageAnnualReturnYear05	0.65%
Ten Years	rr_AverageAnnualReturnYear10	7.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
VALUE EQUITY | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.64%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual operating expenses	rr_ExpensesOverAssets	0.92%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	292
5 Years	rr_ExpenseExampleYear05	508
10 Years	rr_ExpenseExampleYear10	1,130
2003	rr_AnnualReturn2003	30.84%
2004	rr_AnnualReturn2004	17.71%
2005	rr_AnnualReturn2005	7.13%
2006	rr_AnnualReturn2006	18.64%
2007	rr_AnnualReturn2007	(1.39%)
2008	rr_AnnualReturn2008	(36.95%)
2009	rr_AnnualReturn2009	21.16%
2010	rr_AnnualReturn2010	13.96%
2011	rr_AnnualReturn2011	0.27%
2012	rr_AnnualReturn2012	17.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.00%)
One Year	rr_AverageAnnualReturnYear01	17.20%
Five Years	rr_AverageAnnualReturnYear05	0.46%
Ten Years	rr_AverageAnnualReturnYear10	7.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
VALUE EQUITY | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.96%	[2]
Five Years	rr_AverageAnnualReturnYear05	0.23%	[2]
Ten Years	rr_AverageAnnualReturnYear10	6.39%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001	[2]
VALUE EQUITY | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.47%	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	0.34%	[2],[3]
Ten Years	rr_AverageAnnualReturnYear10	6.08%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001	[2],[3]
VALUE EQUITY | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.51%
Five Years	rr_AverageAnnualReturnYear05	0.59%
Ten Years	rr_AverageAnnualReturnYear10	7.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 0.74% for the GS2 Class and 0.94% for GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Total annual operating expenses (after fee waiver & expense reimbursement)" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
[3]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.